December 3, 2003




Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: Filings - Rule 497(j)

Re:  Dreyfus Investment Grade Fund
        CIK No. 889169
        1940 Act File No. 811-6718

Dear Sir/Ma'am:

      Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus that would have been filed under paragraph
(b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 26 to the Registration Statement, electronically filed with the Securities and Exchange Commission on November 28, 2003.

      Please address any comments or questions to the undersigned at (212) 922-6832.




                                                      Very truly yours,


                                                      /S/ FLORENCE BRYAN
                                                      Florence Bryan
                                                      Paralegal